Details of Significant Accounts - Other income, schedule of other income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Details of Significant Accounts [Abstract]
Subsidy from government	$ 32	$ 15
Others	1	1
Other income	$ 33	$ 16